Expense Example	Dec. 22, 2025 USD ($)
Founder-Led ETF | Founder-Led ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	157
Founder-Led 2x Daily ETF | Founder-Led 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	$ 343